PORTFOLIO OF INVESTMENTS - BERKSHIRE FOCUS FUND
March 31, 2025 (Unaudited)

Shares		Value

	COMMON STOCKS - 100.25%	$ 209,136,734
	(Cost $211,873,552)

	AUTOMOBILE MANUFACTURERS - 7.95%	16,581,182
10	Rivian Automotive, Inc. (Class A) *	125
63,980	Tesla, Inc. *	16,581,057

	BUSINESS SOFTWARE & SERVICES - 21.37%	44,582,672
10	Adobe, Inc. *	3,835
38,650	AppLovin Corporation (Class A) *	10,241,090
1,527,520	Aurora Innovation, Inc. (Class A) *	10,272,572
10	Cadence Design Systems, Inc. *	2,543
111,620	Cloudflare, Inc. (Class A) *	12,578,458
10	Datadog, Inc. (Class A) *	992
10	Elastic N.V. (Netherlands) *	891
10	GitLab Inc. (Class A) *	470
10	HubSpot, Inc. *	5,713
10	Intuit, Inc.	6,140
10	Microsoft Corp.	3,754
10	monday.com Ltd. (Israel) *	2,432
10	MongoDB, Inc. (Class A) *	1,754
10	Oracle Corp.	1,398
123,230	Palantir Technologies Inc. (Class A) *	10,400,612
10	Samsara Inc. (Class A) *	383
10	ServiceNow, Inc. *	7,961
7,160	Snowflake Inc. (Class A) *	1,046,506
10	Synopsys, Inc. *	4,289
10	Toast, Inc. (Class A) *	332
10	The Trade Desk, Inc. (Class A) *	547

	CAPITAL MARKETS - 8.78%	18,316,130
440,080	Robinhood Markets, Inc. (Class A) *	18,316,130

	COMMUNICATION EQUIPMENT - 0.00%	3,027
10	Arista Networks, Inc. *	775
10	Astera Labs, Inc. *	597
10	Ciena Corporation *	604
10	Coherent Corp. *	649
10	Credo Technology Group Holding Ltd (Cayman Islands) *	402

	COMPUTER HARDWARE - 0.00%	3,122
10	Dell Technologies, Inc. - Class C	912
10	NetApp, Inc.	878
10	Pure Storage, Inc. (Class A) *	443
3	Sandisk Corporation *	143
10	Super Micro Computer, Inc. *	342
10	Western Digital Corporation *	404

	CONSUMER ELECTRONICS - 0.00%	2,221
10	Apple, Inc.	2,221

	CRYPTOCURRENCY - 3.83%	7,992,705
10	CleanSpark, Inc. *	67
10	Coinbase Global, Inc. (Class A) *	1,722
10	Core Scientific, Inc. *	72
27,720	MicroStrategy Incorporated *	7,990,844

	CYBERSECURITY EQUIPMENT & SERVICES - 0.01%	13,355
10	CrowdStrike Holdings, Inc. (Class A) *	3,526
10	Cyberark Software LTD (Israel) *	3,380
10	Okta, Inc. (Class A) *	1,052
20	Palo Alto Networks, Inc. *	3,413
10	Zscaler, Inc. *	1,984

	DRUG MANUFACTURERS - 0.00%	8,953
10	Eli Lilly and Company	8,259
10	Novo Nordisk A/S - ADR	694

	ELECTRIC UTILITIES - 0.00%	2,016
10	Constellation Energy Corporation	2,016

	ELECTRICAL EQUIPMENT - 0.00%	4,614
10	Eaton Corporation plc (Ireland)	2,718
10	Vertiv Holdings Co (Class A)	722
10	Vistra Corp.	1,174

	ENTERTAINMENT - 4.78%	9,974,175
10	Netflix, Inc.*	9,325
10	Roblox Corporation (Class A) *	583
141,350	Roku, Inc. (Class A) *	9,956,694
10	Spotify Technology S.A. (Luxembourg) *	5,500
10	Take-Two Interactive Software, Inc. *	2,073

	HOTELS, RESTAURANTS & LEISURE - 3.09%	6,439,613
10	CAVA Group, Inc. *	864
10	Chipotle Mexican Grill, Inc. *	502
104,280	Dutch Bros Inc. (Class A) *	6,438,247

	INTERNET SERVICES - 15.42%	32,171,487
10	Airbnb, Inc. (Class A) *	1,195
10	Alphabet, Inc. (Class A)	1,546
5,510	Amazon.com, Inc. *	1,048,333
10	Booking Holdings Inc.	46,069
63,230	Carvana Co. (Class A) *	13,220,128
10	Global-E Online Ltd. (Israel) *	357
4,820	MercadoLibre, Inc. (Argentina) *	9,403,193
88,500	Shopify Inc. (Class A) (Canada) *	8,449,980
10	Zillow Group, Inc. (Class C) *	686

	INTERNET SOCIAL MEDIA - 4.98%	10,381,293
18,010	Meta Platforms, Inc. (Class A)	10,380,244
10	Reddit, Inc. (Class A) *	1,049

	IT FINANCIAL SERVICES - 3.02%	6,305,568
139,520	Affirm Holdings, Inc. (Class A) *	6,304,909
10	Block, Inc. (Class A) *	543
10	SoFi Technologies, Inc. *	116

	PERSONAL DEFENSE EQUIPMENT- 3.98%	8,294,232
15,770	Axon Enterprise, Inc. *	8,294,232

	SEMICONDUCTOR - 18.04%	37,621,772
10	Advanced Micro Devices, Inc. *	1,027
10	Arm Holdings PLC - ADR *	1,068
10	Broadcom, Inc.	1,674
10	Himax Technologies, Inc. - ADR	74
10	Marvell Technology, Inc.	616
10	Micron Technology, Inc.	869
10	Monolithic Power Systems, Inc.	5,800
269,020	NVIDIA Corp.	29,156,388
10	Qualcomm, Inc.	1,536
50,920	Taiwan Semiconductor Manufacturing Company Limited - ADR	8,452,720

	SEMICONDUCTOR EQUIPMENT - 0.01%	15,602
10	Applied Materials, Inc.	1,451
10	ASML Holding N.V. - ADR	6,626
10	KLA Corporation	6,798
10	Lam Research Corp.	727

	SPORTS ENTERTAINMENT & GAMING - 0.00%	2,548
10	DraftKings Inc. (Class A) *	332
10	Flutter Entertainment PLC (Ireland) *	2,216

	TRANSPORT NETWORKS - 4.99%	10,420,447
57,010	DoorDash, Inc. (Class A) *	10,419,718
10	Uber Technologies, Inc. *	729

	EXCHANGE TRADED FUNDS - 0.00%	8,162
	(Cost $2,834)
10	Invesco QQQ ETF	4,689
10	iShares Bitcoin Trust *	468
10	iShares Expanded Tech-Software Sector ETF *	890
10	VanEck Semiconductor ETF	2,115

	TOTAL INVESTMENT SECURITIES - 100.25%	209,144,896
	(Cost $211,876,386)

	Liabilities in Excess of Other Assets -0.25%	(518,330)

	NET ASSETS - 100.00%	$ 208,626,566
	Equivalent to $24.23 Per Share

	* Non-income producing.
	ADR - American Depositary Receipt.